UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21882
Oppenheimer Rochester North Carolina Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  March 31
Date of reporting period:  09/30/2009

Item 1.  Reports to Stockholders.

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

September 30, 2009

Oppenheimer Rochester™ North Carolina Municipal Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

"Technology allows investors to be more informed than ever, but it doesn't change our advice to shareholders: Invest for the long term and let tax-free income compound over time."

—**Dan Loughran,** Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	11.1%
Higher Education	10.2
Hospital/Health Care	7.7
Sewer Utilities	7.0
General Obligation	6.0
Electric Utilities	5.8
Sales Tax Revenue	5.6
Airlines	5.6
Marine/Aviation Facilities	5.5
Oil & Gas	5.4
Portfolio holdings are subject to change. Percentages are as of September 30, 2009, and are based on total assets.

Credit Allocation

AAA	3.2%
AA	14.6
A	11.7
BBB	50.8
BB or lower	19.7
Credit allocations are subject to change. Percentages are based on the total market value of investments as of September 30, 2009. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the manager and are deemed comparable, in the Manager’s judgment, to the rated securities in each category; they represented 19.38% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
16 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester North Carolina Municipal Fund.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, Fund summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
17 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
18 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2009	September 30, 2009	September 30, 2009

Actual
Class A	$1,000.00	$1,354.20	$5.68
Class B	1,000.00	1,349.10	10.17
Class C	1,000.00	1,349.10	10.17

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.26	4.87
Class B	1,000.00	1,016.44	8.73
Class C	1,000.00	1,016.44	8.73
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2009 are as follows:

Class	Expense Ratios

Class A	0.96%
Class B	1.72
Class C	1.72
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
19 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—112.6%
North Carolina—39.1%
$1,400,000	Albermarle, NC Hospital Authority[1]	5.250%	10/01/2038	$1,090,474
140,000	Asheville, NC Hsg. Authority (Woodridge Apartments)[1]	5.750	11/20/2029	140,127
10,000	Asheville, NC Hsg. Authority (Woodridge Apartments)[1]	5.800	11/20/2039	10,007
1,000,000	Buncombe County, NC (Woodfin Downtown Corridor Devel.)[1]	7.250	08/01/2034	913,960
10,000	Buncombe County, NC Center for Mental Retardation (Blue Ridge Area Foundation)	7.750	11/01/2017	10,059
645,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[1]	5.600	07/01/2027	467,593
2,730,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[1]	7.750	02/01/2028	2,491,630
3,185,000	Charlotte, NC Douglas International Airport, Series B1	6.000	07/01/2017	3,222,360
1,000,000	Charlotte, NC Douglas International Airport, Series B1	6.000	07/01/2024	1,010,950
285,000	Columbus County, NC IF&PCFA (International Paper Company)[1]	5.800	12/01/2016	285,265
60,000	Columbus County, NC IF&PCFA (International Paper Company)[1]	5.850	12/01/2020	60,014
2,215,000	Durham, NC Hsg. Authority (Naples Terrace Apartments)[1]	5.700	06/01/2033	2,239,011
110,000	Halifax County, NC IF&PCFA (Champion International Corp.)[1]	5.450	11/01/2033	101,812
90,000	Halifax County, NC IF&PCFA (International Paper Company)[1]	5.900	09/01/2025	90,461
2,400,000	Haywood County, NC IF&PCFA (International Paper Company)[1]	4.450	03/01/2024	2,143,536
15,000	Madison, NC Center For Mental Retardation (Blue Ridge Area Foundation)	7.750	11/01/2017	15,086
30,000	Mecklenburg County, NC IF&PCFA (Fluor Corp.)[2]	5.250	12/01/2009	30,103
5,000	NC Capital Facilities Finance Agency (Duke University)[1]	5.125	10/01/2041	5,110
1,455,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	1,493,805
1,500,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.125	06/01/2035	1,530,660
10,000	NC Eastern Municipal Power Agency[2]	5.125	01/01/2012	10,025
1,145,000	NC Eastern Municipal Power Agency[1]	5.750	01/01/2026	1,163,412
25,000	NC Eastern Municipal Power Agency[1]	6.500	01/01/2018	29,977
195,000	NC Eastern Municipal Power Agency, Series A1	5.750	01/01/2026	198,136
F1 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

North Carolina Continued
$15,000	NC Eastern Municipal Power Agency, Series B1	5.500%	01/01/2021	$15,017
95,000	NC Eastern Municipal Power Agency, Series B1	5.500	01/01/2021	95,342
5,000	NC Educational Facilities Finance Agency (Davidson College)[1]	5.100	12/01/2012	5,016
610,000	NC Educational Facilities Finance Agency (St. Augustine’s College)[1]	5.250	10/01/2018	582,611
630,000	NC Educational Facilities Finance Agency (St. Augustine’s College)[1]	5.250	10/01/2028	532,029
85,000	NC HFA[1]	5.625	07/01/2030	85,035
240,000	NC HFA[1]	5.750	03/01/2017	247,901
30,000	NC HFA[1]	6.000	01/01/2016	30,041
195,000	NC HFA[1]	6.000	07/01/2016	195,261
395,000	NC HFA (Home Ownership)[1]	4.800	01/01/2039	370,226
495,000	NC HFA (Home Ownership)[1]	4.850	07/01/2038	469,260
20,000	NC HFA (Home Ownership)[2]	5.100	07/01/2017	20,023
60,000	NC HFA (Home Ownership)[1]	5.150	01/01/2019	60,027
5,000	NC HFA (Home Ownership)[1]	5.200	01/01/2020	5,002
75,000	NC HFA (Home Ownership)[1]	5.200	07/01/2026	75,040
15,000	NC HFA (Home Ownership)[1]	5.250	07/01/2011	15,022
95,000	NC HFA (Home Ownership)[1]	5.250	07/01/2026	95,016
15,000	NC HFA (Home Ownership)[1]	5.250	07/01/2034	15,174
5,000	NC HFA (Home Ownership)[1]	5.375	01/01/2029	5,001
20,000	NC HFA (Home Ownership)[1]	5.400	07/01/2032	20,042
355,000	NC HFA (Home Ownership)[1]	6.200	01/01/2029	355,320
10,000	NC HFA (Multifamily Mtg.)[1]	6.700	01/01/2027	10,015
20,000	NC HFA (Multifamily)[1]	5.950	07/01/2021	20,025
10,000	NC HFA (Single Family)[1]	5.350	09/01/2028	10,014
5,000	NC HFA (Single Family)[1]	5.600	09/01/2019	5,139
30,000	NC HFA (Single Family)[1]	5.700	09/01/2026	30,207
40,000	NC HFA (Single Family)[1]	5.850	09/01/2028	40,937
30,000	NC HFA (Single Family)[2]	5.950	09/01/2017	30,051
15,000	NC HFA (Single Family)[1]	6.125	03/01/2018	15,463
10,000	NC HFA (Single Family)[2]	6.150	03/01/2017	10,013
40,000	NC HFA (Single Family)[2]	6.200	03/01/2018	40,055
20,000	NC HFA (Single Family)[2]	6.250	03/01/2017	20,039
135,000	NC HFA (Single Family)[1]	6.250	09/01/2027	138,779
10,000	NC HFA (Single Family)[1]	6.450	09/01/2027	10,011
705,000	NC HFA (Single Family)[1]	6.500	09/01/2026	715,103
960,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)[1]	5.800	10/01/2034	945,062
F2 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

North Carolina Continued
$30,000	NC Medical Care Commission (Baptist Retirement)	6.300%	10/01/2021	$28,759
5,000	NC Medical Care Commission (Carolina Medicorp)[1]	5.250	05/01/2026	5,004
50,000	NC Medical Care Commission (Catholic Health East)[1]	5.000	11/15/2028	49,331
15,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)	5.000	11/01/2023	14,384
250,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)[1]	6.125	11/01/2038	251,628
25,000	NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)	5.500	10/01/2031	21,217
270,000	NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)	5.600	10/01/2036	224,988
10,000	NC Medical Care Commission (Grace Healthcare System)[1]	5.250	10/01/2016	10,009
185,000	NC Medical Care Commission (Halifax Regional Medical Center)[1]	5.000	08/15/2018	166,147
55,000	NC Medical Care Commission (Halifax Regional Medical Center)[1]	5.000	08/15/2024	44,534
150,000	NC Medical Care Commission (Maria Parham Medical Center)[1]	5.500	10/01/2014	152,094
180,000	NC Medical Care Commission (Moravian Home)	5.100	10/01/2030	145,532
1,000,000	NC Medical Care Commission (Pennybyrn at Maryfield)[1]	6.125	10/01/2035	750,340
10,000	NC Medical Care Commission (Scotland Health Memorial Hospital)[1]	5.375	10/01/2011	10,015
25,000	NC Medical Care Commission (Southeastern Regional Medical Center/Health Horizons Obligated Group)[1]	6.250	06/01/2029	25,381
195,000	NC Medical Care Commission (Southminster)	6.125	10/01/2018	195,051
25,000	NC Medical Care Commission (STHS)[1]	6.250	10/01/2019	25,268
10,000	NC Medical Care Commission (STHS/STMH/STM/HCC)[1]	6.375	10/01/2029	10,059
15,000	NC Medical Care Commission (STTLC)	5.375	10/01/2014	15,019
45,000	NC Medical Care Commission (Village at Brookwood)	6.375	01/01/2022	39,604
135,000	NC Medical Care Commission (Well-Spring Retirement Community)	5.375	01/01/2020	129,092
35,000	NC Medical Care Commission (Well-Spring Retirement Community)	6.250	01/01/2027	32,538
20,000	NC Medical Care Commission Hospital (Almance Health System)[1]	5.500	08/15/2013	20,057
130,000	NC Medical Care Commission Hospital (Almance Health System)[1]	5.500	08/15/2024	130,112
F3 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

North Carolina Continued
$500,000	NC Medical Care Commission Retirement Facilities (Carolina Village)[1]	6.000%		04/01/2038	$416,815
5,000	NC Medical Care Commission Retirement Facilities (Cypress Glen Retirement Community)	6.000		10/01/2033	4,215
750,000	NC Medical Care Commission Retirement Facilities (Southminster)[1]	5.750		10/01/2037	603,885
25,000	NC Medical Care Commission Retirement Facilities (The Forest at Duke)	5.100		09/01/2013	25,010
5,000	NC Medical Care Commission Retirement Facilities (The United Methodist Retirement Homes)	5.500		10/01/2035	4,416
1,850,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[1]	5.250		01/01/2032	1,409,941
85,000	Northampton County, NC IF&PCFA (Champion International Corp.)[1]	6.450		11/01/2029	85,784
500,000	Northern Hospital District of Surry County, NC Health Care Facilities[1]	6.250		10/01/2038	512,240

					29,646,361
U.S. Possessions—73.5%
30,000	Guam GO1	5.375		11/15/2013	30,022
300,000	Guam GO1	6.750		11/15/2029	328,062
450,000	Guam GO1	7.000		11/15/2039	497,048
250,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875		07/01/2035	244,618
25,000	Guam Power Authority, Series A1	5.250		10/01/2013	24,204
60,000	Guam Power Authority, Series A	5.250		10/01/2023	54,826
75,000	Guam Power Authority, Series A1	5.250		10/01/2023	67,615
215,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250		06/01/2032	185,840
67,775,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[3]	06/01/2057	1,072,201
500,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	453,445
3,370,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	2,528,174
500,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[4]	07/01/2024	494,655
850,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	888,131
4,300,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	4,459,444
1,095,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	1,095,055
2,250,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	2,015,100
3,700,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	3,362,042
20,870,000	Puerto Rico Children’s Trust Fund (TASC)	6.460	[3]	05/15/2050	832,296
39,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	687,300
100,000	Puerto Rico Commonwealth GO1	5.000		07/01/2026	99,880
F4 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$20,000	Puerto Rico Commonwealth GO1	5.000%		07/01/2028	$19,759
70,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	69,949
485,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	493,226
395,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	398,318
85,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2027	85,090
250,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2032	252,220
4,000,000	Puerto Rico Electric Power Authority, Series UU1	1.100	[5]	07/01/2031	2,875,000
10,000	Puerto Rico HFC[1]	5.100		12/01/2018	10,160
50,000	Puerto Rico HFC (Homeowner Mtg.)[1]	5.100		12/01/2031	50,245
25,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	25,022
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2035	1,016,960
3,200,000	Puerto Rico Highway & Transportation Authority, Series N1	0.930	[5]	07/01/2045	1,567,200
335,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	234,604
35,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100		12/01/2018	35,158
90,000	Puerto Rico Industrial Devel. Company, Series B1	5.375		07/01/2016	90,059
1,650,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	1,540,655
3,000,000	Puerto Rico Infrastructure	7.332	[3]	07/01/2030	779,610
205,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600		10/01/2014	210,256
725,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250		10/01/2024	710,507
2,120,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,939,948
2,150,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,756,894
35,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	34,010
580,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	519,262
45,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500		07/01/2026	44,271
1,000,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2031	964,640
1,930,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	1,479,056
270,000	Puerto Rico Port Authority, Series D1	6.000		07/01/2021	270,254
40,000	Puerto Rico Port Authority, Series D1	7.000		07/01/2014	40,114
30,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	30,010
250,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	286,423
500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	555,815
500,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	546,980
750,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	810,090
5,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	4,985
165,000	Puerto Rico Public Finance Corp., Series A1	5.750		08/01/2027	172,118
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.530	[3]	08/01/2056	645,300
8,000,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.750		08/01/2057	8,727,440
200,000	University of Puerto Rico[1]	5.000		06/01/2025	198,058
250,000	University of Puerto Rico[1]	5.000		06/01/2026	245,545
F5 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$275,000	University of Puerto Rico, Series Q1	5.000%	06/01/2030	$263,695
370,000	University of V.I., Series A1	6.000	12/01/2024	327,820
30,000	University of V.I., Series A	6.250	12/01/2029	26,411
2,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022	1,861,520
1,300,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875	07/01/2022	1,324,908
1,240,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125	07/01/2022	1,273,158
300,000	V.I. Public Finance Authority, Series A1	5.625	10/01/2025	301,608
175,000	V.I. Public Finance Authority, Series A1	5.625	10/01/2025	175,938
50,000	V.I. Public Finance Authority, Series E1	6.000	10/01/2022	50,174
1,000,000	V.I. Water & Power Authority, Series A1	5.000	07/01/2031	976,590

				55,736,991

Total Investments, at Value (Cost $87,205,564)—112.6%				85,383,352
Liabilities in Excess of Other Assets—(12.6)				(9,582,063)

Net Assets—100.0%				$75,801,289

Footnotes to Statement of Investments
1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.
2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $160,309, which represents 0.21% of the Fund’s net assets. See Note 5 of accompanying Notes.
3. Zero coupon bond reflects effective yield on the date of purchase.
4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
5. Represents the current interest rate for a variable or increasing rate security.
6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
North Carolina	$—	$29,646,361	$—	$29,646,361
U.S. Possessions	—	55,736,991	—	55,736,991

Total Assets	$—	$85,383,352	$—	$85,383,352

F6 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens

GO	General Obligation

HCC	Home Care of the Carolinas

HFA	Housing Finance Agency

HFC	Housing Finance Corp.

IF&PCFA	Industrial Facilities and Pollution Control Financing Authority

IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

ROLs	Residual Option Longs

STHS	Stanly Health Services

STM	Stanly Manor

STMH	Stanly Memorial Hospital

STTLC	Stanly Total Living Center

TASC	Tobacco Settlement Asset-Backed Bonds

V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENTS OF ASSETS AND LIABILITIES Unaudited

September 30, 2009

Assets
Investments, at value (cost $87,205,564)—see accompanying statement of investments	$85,383,352
Cash	238,652
Receivables and other assets:
Interest	1,317,302
Shares of beneficial interest sold	1,203,379
Investments sold (including $1,040,350 sold on a when-issued or delayed delivery basis)	1,135,350
Other	3,142

Total assets	89,281,177

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	6,200,000
Payable for short-term floating rate notes issued (See Note 1)	6,000,000
Investments purchased on a when-issued or delayed delivery basis	1,027,790
Dividends	80,391
Shares of beneficial interest redeemed	79,463
Distribution and service plan fees	37,101
Shareholder communications	5,715
Transfer and shareholder servicing agent fees	3,322
Trustees’ compensation	2,955
Interest expense on borrowings	1,145
Other	42,006

Total liabilities	13,479,888

Net Assets	$75,801,289

Composition of Net Assets
Par value of shares of beneficial interest	$6,671
Additional paid-in capital	85,272,393
Accumulated net investment income	256,433
Accumulated net realized loss on investments	(7,911,996)
Net unrealized depreciation on investments	(1,822,212)

Net Assets	$75,801,289

F8 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $53,338,353 and 4,694,095 shares of beneficial interest outstanding)	$11.36
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$11.93

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,266,077 and 199,484 shares of beneficial interest outstanding)	$11.36

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $20,196,859 and 1,777,754 shares of beneficial interest outstanding)	$11.36
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended September 30, 2009
Investment Income
Interest	$2,319,831

Expenses
Management fees	171,081
Distribution and service plan fees:
Class A	47,892
Class B	6,717
Class C	69,489
Transfer and shareholder servicing agent fees:
Class A	10,908
Class B	784
Class C	5,598
Shareholder communications:
Class A	6,247
Class B	471
Class C	3,479
Borrowing fees	62,494
Legal, auditing and other professional fees	24,007
Interest expense and fees on short-term floating rate notes issued (See Note 1)	18,174
Interest expense on borrowings	14,244
Trustees’ compensation	965
Custodian fees and expenses	570
Other	3,522

Total expenses	446,642
Less waivers and reimbursements of expenses	(89,382)

Net expenses	357,260

Net Investment Income	1,962,571

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(2,413,161)
Net change in unrealized depreciation on investments	19,654,742

Net Increase in Net Assets Resulting from Operations	$19,204,152

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2009	March 31,
	(Unaudited)	2009

Operations
Net investment income	$1,962,571	$3,519,683
Net realized loss	(2,413,161)	(3,838,001)
Net change in unrealized depreciation	19,654,742	(14,889,012)

Net increase (decrease) in net assets resulting from operations	19,204,152	(15,207,330)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,570,163)	(2,696,897)
Class B	(39,339)	(45,253)
Class C	(409,464)	(554,432)

	(2,018,966)	(3,296,582)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	14,399	11,580,002
Class B	912,382	508,165
Class C	6,015,194	4,320,122

	6,941,975	16,408,289

Net Assets
Total increase (decrease)	24,127,161	(2,095,623)
Beginning of period	51,674,128	53,769,751

End of period (including accumulated net investment income of $256,433 and $312,828, respectively)	$75,801,289	$51,674,128

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended September 30, 2009

Cash Flows from Operating Activities
Net increase in net assets from operations	$19,204,152
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(17,127,483)
Proceeds from disposition of investment securities	7,966,203
Short-term investment securities, net	(1,133,387)
Premium amortization	57,436
Discount accretion	(235,238)
Net realized loss on investments	2,413,161
Net change in unrealized depreciation on investments	(19,654,742)
Increase in interest receivable	(176,075)
Increase in receivable for securities sold	(1,135,350)
Decrease in other assets	143
Increase in payable for securities purchased	1,027,790
Decrease in payable for accrued expenses	(9,463)

Net cash used in operating activities	(8,802,853)

Cash Flows from Financing Activities
Proceeds from bank borrowings	23,700,000
Payments on bank borrowings	(24,800,000)
Proceeds from short-term floating rate notes issued	6,000,000
Proceeds from shares sold	20,053,096
Payments on shares redeemed	(15,269,873)
Cash distributions paid	(1,045,818)

Net cash provided by financing activities	8,637,405
Net decrease in cash	(165,448)
Cash, beginning balance	404,100

Cash, ending balance	$238,652

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $972,772. Cash paid for interest on bank borrowings—$17,163.
Cash paid for interest on short-term floating rate notes issued—$18,174.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2009		Year Ended March 31,
Class A	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.67	$12.34	$14.64	$14.40

Income (loss) from investment operations:
Net investment income[2]	.32	.70	.70	.31
Net realized and unrealized gain (loss)	2.70	(3.71)	(2.36)	.19

Total from investment operations	3.02	(3.01)	(1.66)	.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.33)	(.66)	(.64)	(.26)

Net asset value, end of period	$11.36	$8.67	$12.34	$14.64

Total Return, at Net Asset Value[3]	35.42%	(25.00)%	(11.70)%	3.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,338	$40,512	$43,726	$10,883

Average net assets (in thousands)	$46,912	$42,919	$33,933	$7,927

Ratios to average net assets:[4]
Net investment income	6.50%	6.70%	5.12%	4.48%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.92%	0.95%	0.91%	1.93%
Interest and fees from borrowings	0.25%	0.60%	0.73%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.06%	0.21%	0.48%	0.15%

Total expenses	1.23%	1.76%	2.12%	2.24%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	0.96%	1.01%	1.28%	0.95%

Portfolio turnover rate	14%	28%	58%	0%

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
6. Total expenses ratio is higher due to the Fund’s limited operating history.
7. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2009		Year Ended March 31,
Class B	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.67	$12.33	$14.64	$14.40

Income (loss) from investment operations:
Net investment income[2]	.28	.62	.59	.25
Net realized and unrealized gain (loss)	2.70	(3.70)	(2.37)	.20

Total from investment operations	2.98	(3.08)	(1.78)	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.58)	(.53)	(.21)

Net asset value, end of period	$11.36	$8.67	$12.33	$14.64

Total Return, at Net Asset Value[3]	34.91%	(25.51)%	(12.43)%	3.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,266	$954	$733	$62

Average net assets (in thousands)	$1,347	$801	$354	$47

Ratios to average net assets:[4]
Net investment income	5.62%	6.03%	4.40%	3.59%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.80%	1.88%	1.96%	9.97%
Interest and fees from borrowings	0.25%	0.60%	0.73%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.06%	0.21%	0.48%	0.15%

Total expenses	2.11%	2.69%	3.17%	10.28%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.72%	1.76%	2.03%	1.70%

Portfolio turnover rate	14%	28%	58%	0%

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
6. Total expenses ratio is higher due to the Fund’s limited operating history.
7. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2009		Year Ended March 31,
Class C	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.67	$12.33	$14.63	$14.40

Income (loss) from investment operations:
Net investment income[2]	.28	.62	.60	.25
Net realized and unrealized gain (loss)	2.70	(3.70)	(2.37)	.19

Total from investment operations	2.98	(3.08)	(1.77)	.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.58)	(.53)	(.21)

Net asset value, end of period	$11.36	$8.67	$12.33	$14.63

Total Return, at Net Asset Value[3]	34.91%	(25.51)%	(12.37)%	3.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,197	$10,208	$9,311	$5,224

Average net assets (in thousands)	$13,914	$9,938	$7,422	$2,670

Ratios to average net assets:[4]
Net investment income	5.68%	5.99%	4.39%	3.56%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.76%	1.96%	1.96%	2.79%
Interest and fees from borrowings	0.25%	0.60%	0.73%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.06%	0.21%	0.48%	0.15%

Total expenses	2.07%	2.77%	3.17%	3.10%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.72%	1.76%	2.03%	1.70%

Portfolio turnover rate	14%	28%	58%	0%

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
6. Total expenses ratio is higher due to the Fund’s limited operating history.
7. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester North Carolina Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and North Carolina state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
F16 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while
F17 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of September 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$1,027,790
Sold securities	1,040,350
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $6,000,000 as of September 30, 2009, which represents 6.72% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly.
F18 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2009, municipal bond holdings with a value of $8,727,440 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $6,000,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At September 30, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$2,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.369%	8/1/57	$2,727,440

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F7 of the Statement of Investments.
2. Represents the current interest rate for a variable rate bond known as an “inverse floater.”
3. Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $6,000,000.
F19 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2009, the Fund had available for federal income tax purposes post-October losses of $1,472,506 and unused capital loss carryforwards as follows:

Expiring

2016	$186,537
2017	3,084,905

Total	$3,271,442

As of September 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $7,157,109 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
F20 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$87,960,451

Gross unrealized appreciation	$4,804,368
Gross unrealized depreciation	(7,381,467)

Net unrealized depreciation	$(2,577,099)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$188
Accumulated Liability as of September 30, 2009	1,777
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
F21 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	1,321,519	$13,102,420	2,173,327	$22,079,543
Dividends and/or distributions reinvested	73,662	732,159	94,525	941,248
Redeemed	(1,371,185)	(13,820,180)	(1,142,293)	(11,440,789)

Net increase	23,996	$14,399	1,125,559	$11,580,002

F22 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

	Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Amount	Shares	Amount

Class B
Sold	104,328	$1,052,003	77,616	$772,127
Dividends and/or distributions reinvested	3,257	32,462	3,252	31,827
Redeemed	(18,138)	(172,083)	(30,282)	(295,789)

Net increase	89,447	$912,382	50,586	$508,165

Class C
Sold	688,064	$6,895,824	737,388	$7,503,953
Dividends and/or distributions reinvested	20,933	208,151	24,926	245,200
Redeemed	(108,187)	(1,088,781)	(340,302)	(3,429,031)

Net increase	600,810	$6,015,194	422,012	$4,320,122

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$17,127,483	$7,966,203
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2009, the Fund paid $16,381 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions
F23 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2009 were as follows:

Class B	$59,072
Class C	223,635
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2009	$42,245	$—	$3,024	$1,878
Waivers and Reimbursements of Expenses. Prior to July 1, 2009, the Manager had voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Fund’s investments in inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude
F24 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

interest and fees from borrowings. This voluntary undertaking may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2009, the Manager reimbursed $62,687, $2,615 and $24,080 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3176% as of September 30, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to
F25 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Borrowings Continued
its participation in the borrowing facility during the six months ended September 30, 2009 equal 0.25% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2009, the Fund had borrowings outstanding at an interest rate of 0.3176%. Details of the borrowings for the six months ended September 30, 2009 are as follows:

Average Daily Loan Balance	$4,412,568
Average Daily Interest Rate	0.616%
Fees Paid	$61,058
Interest Paid	$17,163
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 17, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F26 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F27 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
21 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load North Carolina municipal debt funds. The Board noted that the Fund’s one-year and since inception performance were below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 30, 2009 (the most recent date available at the Board meeting at which the independent Trustees considered the matter) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other North Carolina municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees, after which total
22 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

expenses after payments, waivers, and/or reimbursements and reduction to custodian expenses (excluding expenses attributable to the Fund’s investments in inverse floaters and interest and fees from borrowing) will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each share class, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund’s contractual and actual management fees were lower than or equal to its peer group median although its total expenses were higher than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
23 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester North Carolina Municipal Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	11/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	11/10/2009

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	11/10/2009